Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP002 - Costco Wholesale Corporation common stock - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held by the Plan	21,265,000	22,926,000
Number of shares purchased by the Plan	845,000
Number of shares sold by the Plan	2,506,000